Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
20.	SUBSEQUENT EVENTS
Management has evaluated subsequent events through March 28, 2022 and determined that there were no such events requiring recognition or disclosure in the financial statements.